UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/15 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and defense (64.8%)

Airbus Group SE (France)	8,941	$646,526

BAE Systems PLC (United Kingdom)	28,543	222,036

Bombardier, Inc. Class B (Canada)	569,897	554,769

Embraer SA ADR (Brazil)(S)	10,793	337,713

General Dynamics Corp.	4,239	620,844

Honeywell International, Inc.	8,768	911,434

L-3 Communications Holdings, Inc.	17,643	2,159,680

Meggitt PLC (United Kingdom)	31,135	181,802

Northrop Grumman Corp.	9,988	1,861,364

Raytheon Co.	11,200	1,389,136

Thales SA (France)	4,291	319,487

United Technologies Corp.	6,730	646,417

Zodiac Aerospace (France)	5,203	140,894

		9,992,102
Airlines (0.1%)

American Airlines Group, Inc.	701	28,923

		28,923
Auto components (3.8%)

Johnson Controls, Inc.	5,201	239,246

Toyota Industries Corp. (Japan)	6,500	345,183

		584,429
Building products (3.3%)

Allegion PLC (Ireland)	7,543	506,965

		506,965
Commercial services and supplies (6.0%)

Tyco International PLC	26,227	926,075

		926,075
Diversified telecommunication services (3.2%)

Inmarsat PLC (United Kingdom)	28,972	486,527

		486,527
Electrical equipment (3.0%)

Hubbell, Inc. Class B	4,675	464,181

		464,181
Energy equipment and services (0.1%)

Ezion Holdings, Ltd. (Singapore)	27,480	11,260

		11,260
Industrial conglomerates (2.2%)

Siemens AG (Germany)	3,230	334,918

		334,918
IT Services (1.6%)

CACI International, Inc. Class A(NON)	2,459	246,539

		246,539
Metals and mining (—%)

Sundance Resources, Ltd. (Australia)(NON)	415,842	3,613

		3,613
Road and rail (2.1%)

CSX Corp.	11,363	323,050

		323,050
Trading companies and distributors (4.9%)

HD Supply Holdings, Inc.(NON)	14,790	467,808

Wolseley PLC (United Kingdom)	4,883	283,434

		751,242
Transportation infrastructure (2.9%)

Fraport AG Frankfurt Airport Services Worldwide (Germany)	7,198	440,254

		440,254

Total common stocks (cost $12,421,306)		$15,100,078

SHORT-TERM INVESTMENTS (2.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.27%(d)	25,400	$25,400

Putnam Short Term Investment Fund 0.16%(AFF)	308,374	308,374

Total short-term investments (cost $333,774)		$333,774

TOTAL INVESTMENTS

Total investments (cost $12,755,080)(b)		$15,433,852

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $12,186,933) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/20/16	$253,095	$255,168	$2,073
	Euro	Buy	12/16/15	165,093	174,879	(9,786)
	Japanese Yen	Buy	2/17/16	523,672	534,652	(10,980)
Barclays Bank PLC
	Canadian Dollar	Buy	1/20/16	899	286	613
	Euro	Sell	12/16/15	215,192	209,833	(5,359)
	Hong Kong Dollar	Buy	2/17/16	208,147	208,218	(71)
	Japanese Yen	Buy	2/17/16	816,339	832,196	(15,857)
	Singapore Dollar	Buy	2/17/16	62,432	62,817	(385)
	Swiss Franc	Buy	12/16/15	75,103	79,577	(4,474)
Citibank, N.A.
	Danish Krone	Buy	12/16/15	173,977	183,289	(9,312)
	Euro	Buy	12/16/15	75,994	81,441	(5,447)
	Euro	Sell	12/16/15	75,994	80,559	4,565
	Japanese Yen	Sell	2/17/16	110,010	111,502	1,492
Credit Suisse International
	British Pound	Buy	12/16/15	5,271	5,357	(86)
	British Pound	Sell	12/16/15	5,271	5,374	103
	Canadian Dollar	Sell	1/20/16	128,794	129,901	1,107
	Euro	Buy	12/16/15	572,119	606,452	(34,333)
	Euro	Sell	12/16/15	572,119	613,185	41,066
	Swedish Krona	Buy	12/16/15	113,479	116,871	(3,392)
	Swiss Franc	Buy	12/16/15	17,900	18,223	(323)
Deutsche Bank AG
	Australian Dollar	Buy	1/20/16	94,644	92,062	2,582
	British Pound	Sell	12/16/15	325,171	327,626	2,455
	Euro	Buy	12/16/15	309,153	327,761	(18,608)
	Euro	Sell	12/16/15	309,153	331,324	22,171
Goldman Sachs International
	Euro	Buy	12/16/15	764,164	813,453	(49,289)
	Euro	Sell	12/16/15	764,164	809,463	45,299
	Japanese Yen	Buy	2/17/16	416,815	425,607	(8,792)
HSBC Bank USA, National Association
	British Pound	Buy	12/16/15	376,078	382,196	(6,118)
	British Pound	Sell	12/16/15	376,078	383,397	7,319
	Canadian Dollar	Buy	1/20/16	77,950	78,541	(591)
	Euro	Buy	12/16/15	366,017	391,574	(25,557)
	Euro	Sell	12/16/15	366,017	383,198	17,181
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/20/16	19,116	18,590	526
	British Pound	Buy	12/16/15	60,395	61,391	(996)
	British Pound	Sell	12/16/15	60,395	61,572	1,177
	Canadian Dollar	Buy	1/20/16	113,144	114,147	(1,003)
	Euro	Sell	12/16/15	198,281	218,206	19,925
	Japanese Yen	Buy	2/17/16	331,883	338,942	(7,059)
	Singapore Dollar	Buy	2/17/16	44,119	44,405	(286)
	Swedish Krona	Buy	12/16/15	114,453	118,616	(4,163)
	Swiss Franc	Buy	12/16/15	166,549	176,562	(10,013)
Royal Bank of Scotland PLC (The)
	Euro	Buy	12/16/15	313,593	336,075	(22,482)
	Euro	Sell	12/16/15	313,593	332,415	18,822
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	10,965	10,661	304
	Euro	Buy	12/16/15	337,479	352,689	(15,210)
	Euro	Sell	12/16/15	337,479	361,103	23,624
	Swedish Krona	Buy	12/16/15	160,497	166,630	(6,133)
	Swiss Franc	Buy	12/16/15	75,005	79,515	(4,510)
UBS AG
	Australian Dollar	Buy	1/20/16	78,053	75,688	2,365
	British Pound	Sell	12/16/15	53,467	53,922	455
	Euro	Sell	12/16/15	2,854	3,759	905
	Swedish Krona	Buy	12/16/15	24,432	25,370	(938)
	Swiss Franc	Buy	12/16/15	73,741	78,173	(4,432)
WestPac Banking Corp.
	Euro	Sell	12/16/15	37,098	43,950	6,852
	Japanese Yen	Buy	2/17/16	57,432	58,570	(1,138)

Total						$(64,142)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $15,412,834.
(b)	The aggregate identified cost on a tax basis is $13,130,404, resulting in gross unrealized appreciation and depreciation of $2,522,439 and $218,991, respectively, or net unrealized appreciation of $2,303,448.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,384,776	$1,341,250	$2,417,652	$329	$308,374
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $25,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $25,032.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $78,889 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.7%
	United Kingdom	7.6
	France	7.2
	Germany	5.0
	Canada	3.6
	Ireland	3.3
	Japan	2.2
	Brazil	2.2
	Other	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $82,598 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$239,246	$345,183	$—
Energy	—	11,260	—
Industrials	13,767,710	—	—
Information technology	246,539	—	—
Materials	—	3,613	—
Telecommunication services	486,527	—	—
Total common stocks	14,740,022	360,056	—
Short-term investments	308,374	25,400	—

Totals by level	$15,048,396	$385,456	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(64,142)	$—

Totals by level	$—	$(64,142)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$222,981	$287,123

Total	$222,981	$287,123

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$18,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$2,073	$613	$ 6,057	$42,276	$27,208	$45,299	$24,500	$21,628	$18,822	$23,928	$3,725	$6,852	$222,981

	Total Assets	$2,073	$613	$6,057	$42,276	$27,208	$45,299	$24,500	$21,628	$18,822	$23,928	$3,725	$6,852	$222,981

	Liabilities:
	Forward currency contracts#	20,766	26,146	14,759	38,134	18,608	58,081	32,266	23,520	22,482	25,853	5,370	1,138	287,123

	Total Liabilities	$20,766	$26,146	$14,759	$38,134	$18,608	$58,081	$32,266	$23,520	$22,482	$25,853	$5,370	$1,138	$287,123

	Total Financial and Derivative Net Assets	$(18,693)	$(25,533)	$(8,702)	$4,142	$8,600	$(12,782)	$(7,766)	$(1,892)	$(3,660)	$(1,925)	$(1,645)	$5,714	$(64,142)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(18,693)	$(25,533)	$(8,702)	$4,142	$8,600	$(12,782)	$(7,766)	$(1,892)	$(3,660)	$(1,925)	$(1,645)	$5,714

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016